SHAREHOLDERS' EQUITY (Schedule of Outstanding Warrants and Rights) (Details) - $ / shares	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding	801,510	766,125
Exercisable	605,698
Exercise price	$ 6.76	$ 5.38
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance date	Apr. 24, 2013
Outstanding	310,985
Exercisable	310,985
Exercise price	$ 3.49
Exercisable through	Apr. 23, 2016